General and administrative expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (6,515)	$ (7,594)
Office, rent, and administration	(1,324)	(1,192)
Professional and legal	(724)	(589)
Share-based compensation	(1,646)	(3,175)
Travel, marketing, investor relations and regulatory	(745)	(779)
Depreciation	(146)	(148)
Total	$ (11,100)	$ (13,477)